COMBINED AND CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Hyperfine Convertible Preferred Stock	Liminal Convertible Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Common Stock Class A Common Stock	Common Stock Class B Common Stock
Balance at Dec. 31, 2019	$ (39,864)			$ 8,178	$ (48,042)
Balance (in shares) at Dec. 31, 2019		67,211,210
Balance at Dec. 31, 2019		$ 68,646
Balance (in shares) at Dec. 31, 2019						1,508,415
Net loss	(23,427)				(23,427)
Issuance of Series D convertible preferred stock, net of issuance costs		$ 59,640
Issuance of Series D convertible preferred stock, net of issuance costs (in shares)		27,799,648
Investment from 4Bionics, LLC	1,000			1,000
Exercise of stock options	120			120
Exercise of stock options (in shares)						67,722
Stock-based compensation expense	1,117			1,117
Balance at Dec. 31, 2020	$ (61,054)			10,415	(71,469)
Balance (in shares) at Dec. 31, 2020	95,010,858	95,010,858
Balance (in shares) at Dec. 31, 2020						1,576,137
Balance at Dec. 31, 2020	$ 128,286	$ 128,286
Net loss	(64,851)				(64,851)
Issuance of Series D convertible preferred stock, net of issuance costs		$ 30,461
Issuance of Series D convertible preferred stock, net of issuance costs (in shares)		14,171,333
Investment from 4Bionics, LLC	3,516			3,516
Conversion of Liminal Common stock	(9,350)			(9,350)
Conversion of Liminal Common stock (in shares)			57,500,000
Conversion of Liminal Common stock			$ 9,350
Conversion of Liminal Common stock (in shares)						(180)
Exercise of stock options	1,497			1,497
Exercise of stock options (in shares)						565,533
Conversion of the convertible preferred stock into Class A and Class B common stock at the Business Combination	168,097	$ (158,747)	$ (9,350)	168,092		$ 3	$ 2
Conversion of the convertible preferred stock into Class A and Class B common stock at the Business Combination (in shares)		(109,182,191)	(57,500,000)			31,028,815	15,055,288
Net equity infusion from the Business Combination	141,471			141,469		$ 2
Net equity infusion from the Business Combination (in shares)						21,806,756
Issuance of Class A common stock to a service provider (in shares)						300,000
Stock-based compensation expense	6,901			6,901
Balance at Dec. 31, 2021	$ 186,227					$ 5	$ 2
Balance (in shares) at Dec. 31, 2021		0	0
Balance (in shares) at Dec. 31, 2021						55,277,061	15,055,288
Balance at Dec. 31, 2021				$ 322,540	$ (136,320)